BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Details Narrative)	Sep. 28, 2023	Jun. 30, 2023
Subsidiary [Member] | ESG [Member]
Ownership percentage	74.52%	74.52%